SCHEDULE OF LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019
Lessee Disclosure [Abstract]
Right of use assets	$ 1,026	$ 1,129		$ 1,251	$ 1,500
Current portion of operating lease liabilities	102	94		75
Long term operating lease liabilities, net	983	1,092		1,229
Operating lease liability	$ 1,085	$ 1,186		$ 1,304
Weighted-average remaining lease term (years)	5 years 6 months	6 years		7 years
Weighted-average discount rate	13.60%	13.60%	13.60%	13.60%